Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loan

The following table presents short-term bank loan as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
Shanghai Commercial & Savings Bank	$6,630	$6,389
Taipei Fubon Bank	1,267	836
Total	$7,897	$7,225